Note 16 - Stock Options and Stock-based Employee Compensation (Details Textual) $ / shares in Units, $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 15, 2023 shares	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in dollars per share) | $ / shares							$ 927.81
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures (in shares) | shares				0	0	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value | $						$ 0
Share-Based Payment Arrangement, Expense | $		$ 31	$ 97	$ 104	$ 348	455	$ 1,278
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested in Period, Fair Value | $						1,000	$ 2,800
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount | $						$ 200
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)						1 year 7 months 6 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Granted (in shares) | shares				0	0
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period (Year)				10 years		10 years
Share-Based Payment Arrangement, Option [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage				8.33%		8.33%
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period (Month)				3 years		3 months
Share-Based Payment Arrangement, Option [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage				3.00%		33.33%
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period (Month)				12 years		12 months
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period, Intrinsic Value, Amount Per Share (in dollars per share) | $ / shares							$ 1,089
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Granted (in shares) | shares						0
Restricted Stock Units (RSUs) [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage				33.33%		33.33%
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period (Month)				12 years		12 months
The 2020 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Additional Shares Authorized (in shares) | shares	717
Non-plan Stock Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period (Year)						10 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting, Number of Installments						3